UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires:    April 30, 2010|
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                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8505
                                   --------------------------------------------

                            BARON CAPITAL FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Capital Funds Trust, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  March 31, 2007
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (8-05)

ITEM 1.

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------------------
As of March 31, 2007 (UNAUDITED)

SHARES                                                                  COST        VALUE
-------------------------------------------------------------------------------------------

Common Stocks (97.90%)
-------------------------------------------------------------------------------------------
          Apparel (4.65%)
300,000   Carter's, Inc. (1)                                        $ 4,230,330 $ 7,602,000
 70,000   Polo Ralph Lauren Corp., Cl A                               1,100,499   6,170,500
 30,000   Under Armour, Inc. Cl A (1)                                 1,412,241   1,539,000
                                                                    ----------- -----------
                                                                      6,743,070  15,311,500
          Automotive Parts (0.26%)
293,400   Delphi Corp. (1)                                              757,806     850,860

          Business Services (2.96%)
145,000   ChoicePoint, Inc. (1)                                       2,746,994   5,427,350
 70,000   Copart, Inc. (1)                                            1,643,963   1,960,700
 59,900   Macquarie Infrastructure Company Trust                      1,883,065   2,354,070
                                                                    ----------- -----------
                                                                      6,274,022   9,742,120
          Chemical (1.23%)
 70,000   Senomyx, Inc. (1)                                             706,024     866,600
180,000   Symyx Technologies, Inc. (1)                                3,163,355   3,189,600
                                                                    ----------- -----------
                                                                      3,869,379   4,056,200
          Communications (1.56%)
 60,000   Equinix, Inc. (1)                                           1,765,941   5,137,800

          Distribution (0.67%)
 70,000   Beacon Roofing Supply, Inc. (1)                             1,696,752   1,132,600
 30,000   Pool Corp.                                                  1,200,328   1,074,000
                                                                    ----------- -----------
                                                                      2,897,080   2,206,600
          Education (4.12%)
300,000   DeVry, Inc.                                                 5,009,441   8,805,000
 38,000   Strayer Education, Inc.                                     3,489,194   4,750,000
                                                                    ----------- -----------
                                                                      8,498,635  13,555,000
          Energy Services (8.16%)
 35,000   Core Laboratories N.V. (1)                                  1,615,503   2,934,050
200,000   Encore Acquisition Co. (1)                                  3,213,226   4,838,000
125,000   FMC Technologies, Inc. (1)                                  2,716,987   8,720,000
115,000   Helmerich & Payne, Inc.                                     2,665,261   3,489,100
 50,000   SEACOR Holdings, Inc. (1)                                   2,199,397   4,920,000
 50,000   Whiting Petroleum Corp. (1)                                 1,612,573   1,970,500
                                                                    ----------- -----------
                                                                     14,022,947  26,871,650
          Financial Services-Asset Management (3.19%)
150,000   Cohen & Steers, Inc.                                        2,852,858   6,462,000
 70,000   Eaton Vance Corp.                                           1,195,374   2,494,800
 36,000   GAMCO Investors, Inc., Cl A                                 1,060,873   1,559,880
                                                                    ----------- -----------
                                                                      5,109,105  10,516,680
          Financial Services-Banking (5.82%)
 35,000   Cathay General Bancorp                                      1,257,088   1,189,300
 80,000   Center Financial Corp.                                      1,793,884   1,581,600
160,000   First Republic Bank                                         5,243,802   8,592,000
 30,200   Frontier Financial Corp.                                      773,908     753,490
 57,200   Glacier Bancorp, Inc.                                       1,354,553   1,375,088
175,600   UCBH Holdings, Inc.                                         3,578,910   3,269,672
 77,300   Western Alliance Bancorporation (1)                         2,671,936   2,399,392
                                                                    ----------- -----------
                                                                     16,674,081  19,160,542
          Financial Services-Brokerage & Exchanges (2.37%)
250,000   Jefferies Group, Inc.                                       2,912,093   7,237,500
 30,000   Thomas Weisel Partners Group, Inc. (1)                        660,013     570,600
                                                                    ----------- -----------
                                                                      3,572,106   7,808,100
          Financial Services-Insurance (1.66%)
 80,000   Arch Capital Group, Ltd. (1)                                2,116,211   5,456,800

          Financial Services-Miscellaneous (0.86%)
 60,000   National Financial Partners Corp.                           3,299,437   2,814,600

          Healthcare Facilities (5.05%)
140,000   Community Health Systems, Inc. (1)                          3,499,920   4,935,000
130,000   Manor Care, Inc.                                            1,533,227   7,066,800
150,000   United Surgical Partners Intl., Inc. (1)                    2,073,386   4,621,500
                                                                    ----------- -----------
                                                                      7,106,533  16,623,300


                                      1


BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------------------
As of MARCH 31, 2007 (UNAUDITED)

SHARES                                                                  COST        VALUE
--------------------------------------------------------------------------------------------
Common Stock (continued)

            Healthcare Products (2.92%)
  120,000   Depomed, Inc. (1)                                           697,641      428,400
  150,000   Edwards Lifesciences Corp. (1)                            4,600,769    7,605,000
   75,000   PSS World Medical, Inc. (1)                               1,597,112    1,585,500
                                                                    ----------- ------------
                                                                     6,895,522     9,618,900

            Healthcare Services (4.81%)
   85,000   Charles River Laboratories Intl., Inc. (1)                2,504,752    3,932,100
  240,000   Emdeon Corp. (1)                                          3,428,936    3,631,200
   50,000   Gen-Probe, Inc. (1)                                       2,280,376    2,354,000
   40,000   Healthways, Inc. (1)                                      1,759,652    1,870,000
   65,000   NightHawk Radiology Holdings, Inc. (1)                    1,217,427    1,182,350
  120,000   Odyssey HealthCare, Inc. (1)                              1,722,155    1,575,600
   60,000   PRA International (1)                                     1,440,293    1,293,600
                                                                    ----------- ------------
                                                                     14,353,591   15,838,850
            Healthcare Services-Insurance (4.64%)
  215,000   AMERIGROUP Corp. (1)                                      4,614,410    6,536,000
  112,500   Centene Corp. (1)                                           969,726    2,361,375
   75,000   WellCare Health Plans, Inc. (1)                           3,298,694    6,393,750
                                                                    ----------- ------------
                                                                      8,882,830   15,291,125
            Hotels and Lodging (2.90%)
  100,000   Choice Hotels Intl., Inc.                                 2,186,876    3,543,000
   75,000   Four Seasons Hotels, Inc.                                 2,350,235    6,022,500
                                                                    ----------- ------------
                                                                     4,537,111     9,565,500
            Information Technology Services (0.73%)
   65,000   CheckFree Corp. (1)                                      1,431,945     2,410,850

            Real Estate (4.09%)
  270,000   CB Richard Ellis Group, Inc., Cl A (1)                   1,710,068     9,228,600
   80,000   CoStar Group, Inc. (1)                                   3,342,729     3,574,400
   45,000   HFF, Inc., Cl A (1)                                        835,155       675,000
                                                                    ----------- ------------
                                                                     5,887,952    13,478,000
            Real Estate-Home Building (0.28%)
   16,900   Brookfield Homes Corp.                                     558,648       542,490
   15,000   Hovnanian Enterprises, Inc., Cl A (1)                      608,559       377,400
                                                                   -----------  ------------
                                                                     1,167,207       919,890
            Real Estate-REITs (2.29%)
   30,000   Acadia Realty Trust                                        803,977       782,100
    5,000   Alexander's, Inc. (1)                                      360,140     2,058,500
  136,900   CBRE Realty Finance, Inc.                                1,990,881     1,811,187
  195,000   Spirit Finance Corp.                                     2,219,541     2,905,500
                                                                   -----------  ------------
                                                                     5,374,539     7,557,287
            Recreation and Resorts (11.32%)
  180,000   Ameristar Casinos, Inc.                                  3,158,331     5,779,800
   50,000   Gaylord Entertainment Co. (1)                            1,438,738     2,643,500
  140,000   Isle of Capri Casinos, Inc. (1)                          2,852,849     3,586,800
   99,900   Pinnacle Entertainment, Inc. (1)                         3,163,057     2,904,093
  150,000   Vail Resorts, Inc. (1)                                   2,560,573     8,149,500
  150,000   Wynn Resorts, Ltd. (1)                                   1,056,237    14,229,000
                                                                   -----------  ------------
                                                                    14,229,785    37,292,693
            Restaurants (5.26%)
  112,500   California Pizza Kitchen, Inc. (1)                       2,994,835     3,700,125
   60,000   Panera Bread Co., Cl A (1)                               2,120,752     3,543,600
  120,000   Peet's Coffee & Tea, Inc. (1)                            3,386,459     3,314,400
   60,000   P.F. Chang's China Bistro, Inc. (1)                      2,821,304     2,512,800
  160,000   The Cheesecake Factory, Inc. (1)                         3,591,865     4,264,000
                                                                   -----------  ------------
                                                                    14,915,215    17,334,925
            Retail-Specialty Stores (10.74%)
  125,000   Blue Nile, Inc. (1)                                      3,935,480     5,082,500
  320,000   CarMax, Inc. (1)                                         3,439,405     7,852,800
  120,000   Dick's Sporting Goods, Inc. (1)                          4,163,832     6,991,200
  140,000   J. Crew Group, Inc. (1)                                  5,260,107     5,623,800
  195,000   Select Comfort Corp. (1)                                 2,936,402     3,471,000
   60,000   Tractor Supply Co. (1)                                   2,480,612     3,090,000
  160,000   United Auto Group, Inc.                                  3,325,981     3,248,000
                                                                   -----------  ------------
                                                                    25,541,819    35,359,300
            Software (0.20%)
   25,000   Allscripts Healthcare Solutions, Inc. (1)                  644,363       670,250



                                      2


BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------------------
As of MARCH 31, 2007 (UNAUDITED)

SHARES                                                                  COST        VALUE
--------------------------------------------------------------------------------------------
Common Stock (continued)

           Transportation (3.02%)
   187,500 Genesee & Wyoming, Inc., Cl A (1)                         2,983,886     4,989,375
    60,000 Landstar System, Inc.                                     1,452,668     2,750,400
    90,000 UTI Worldwide, Inc.                                       2,090,278     2,212,200
                                                                   -----------  ------------
                                                                     6,526,832     9,951,975
           Utility Services (2.14%)
    70,000 ITC Holdings Corp.                                        1,970,948     3,030,300
   132,300 Southern Union Co.                                        1,678,941     4,020,597
                                                                   -----------  ------------
                                                                     3,649,889     7,050,897
                                                                   -----------  ------------
Total Common Stocks                                                196,744,953   322,452,194
                                                                   -----------  ------------
Principal Amount
--------------------------------------------------------------------------------------------
Short Term Investments (1.93%)
--------------------------------------------------------------------------------------------
           Short Term Money Market Instruments (0.87%)
$2,839,999 Chesham Finance Ltd. 5.32% due 04/02/2007                 2,839,999     2,839,999

           U.S. Government Agencies (1.06%)
 3,498,542 Federal Home Loan Bank 5.00% due
           04/02/2007                                                3,498,542     3,498,542
                                                                   -----------   -----------
Total Short Term Investments                                         6,338,541     6,338,541
                                                                   -----------   -----------
Total Investments (99.83%) (2)                                    $203,083,494   328,790,735
                                                                  ============
Cash and Other Assets less Liabilities (0.17%)                                       573,755
                                                                                ------------
Net Assets (Equivalent to $33.10 per share based on
  9,951,011 shares outstanding)                                                 $329,364,490
                                                                                ============

--------
%    Represents percentage of net assets
(1)  Non-income producing securities
(2) For Federal income tax purposes the cost basis is $203,612,976. Aggregate unrealized appreciation and depreciation of investments are $130,394,768 and $5,217,009, respectively.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2007 (UNAUDITED)

Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Capital Funds Trust




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         Chief Executive Officer

                                  Date:  May 30, 2007




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   May 30, 2007